LONG-TERM DEBT (Details 1) (Recourse Debt [Member], CAD) In Millions, unless otherwise specified	Dec. 31, 2013
Recourse Debt [Member]
2014	2.0
2015	0.4
2016	21.1
2017	278.8
2018	1.9
Thereafter	0
Long-term Debt	304.2